14. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 2) R$ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$) MW	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Installed capacity (MW) | MW	360,170
Net balance of assets based on historical cost	R$ 204
Net balance of assets based on fair value (replacement cost)	816	R$ 816
Amounts received	R$ (265)	R$ (250)	R$ (250)
Cemig PCH marmelos [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	4.00
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 4
Cemig PCH paciencia [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	4.08
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 4
Cemig PCH cajuru [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	7.20
Net balance of assets based on historical cost	R$ 4
Net balance of assets based on fair value (replacement cost)	R$ 4
Cemig PCH martins [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	7.70
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 4
Cemig PCH joasal [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	8.40
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 8
Cemig PCH tronqueiras [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	8.50
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 12
Cemig PCH dona rita [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2013-09
Installed capacity (MW) | MW	2.41
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 1
Cemig PCH peti [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	9.40
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 8
Cemig PCH gafanhoto [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	14.00
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 10
Cemig PCH piau [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	18.01
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 9
Usina hidreletrica sao simao [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-01
Installed capacity (MW) | MW	1.710
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 3
Usina hidreletrica jaguara [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2013-08
Installed capacity (MW) | MW	424.00
Net balance of assets based on historical cost	R$ 40
Net balance of assets based on fair value (replacement cost)	R$ 174
Usina hidreletrica miranda [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2016-12
Installed capacity (MW) | MW	408.00
Net balance of assets based on historical cost	R$ 27
Net balance of assets based on fair value (replacement cost)	R$ 23
Usina hidreletrica volta grande [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2017-02
Installed capacity (MW) | MW	380.00
Net balance of assets based on historical cost	R$ 26
Net balance of assets based on fair value (replacement cost)	R$ 70
Usina hidreletrica camargos [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	46.00
Net balance of assets based on historical cost	R$ 8
Net balance of assets based on fair value (replacement cost)	R$ 23
Usina hidreletrica itutinga [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	52.00
Net balance of assets based on historical cost	R$ 3
Net balance of assets based on fair value (replacement cost)	R$ 7
Usina hidreletrica salto grande [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	102.00
Net balance of assets based on historical cost	R$ 11
Net balance of assets based on fair value (replacement cost)	R$ 39
Usina hidreletrica tress marias [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	396.00
Net balance of assets based on historical cost	R$ 71
Net balance of assets based on fair value (replacement cost)	R$ 413